Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2013
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX

Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund
TOUCHSTONE SMALL CAP GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Small Cap Growth Fund (the “Fund”) (formerly the Touchstone Micro Cap Value Fund) seeks to achieve long-term capital growth.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 13 and in the section entitled “Choosing a Share Class” in the Fund’s Statement of Additional Information on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Small Cap Growth Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Touchstone Small Cap Growth Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.76%	0.76%	0.76%	0.38%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	2.03%	2.78%	1.78%	1.40%
Fee Waivers and/or Expense Reimbursement	[3]	(0.57%)	(0.57%)	(0.57%)	(0.34%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.46%	2.21%	1.21%	1.06%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.44%, 2.19%, 1.19%, and 1.04% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 27, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	715	1,123	1,555	2,755
Class C	224	808	1,419	3,067
Class Y	123	505	911	2,047
Institutional Class	108	409	733	1,651

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Small Cap Growth Fund Class C	324	808	1,419	3,067

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate of the Fund was 48% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stock of small-cap companies. Apex Capital Management, Inc., sub-adviser to the Fund (“Apex” or the “Sub-Advisor”) defines small-cap companies as companies with market capitalizations between $150 million and $3.5 billion at the time of purchase.  The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depositary Receipts (“ADR”s) or foreign domiciled companies listed on U.S. stock exchanges.  The Fund may also invest in shares of exchange traded funds (“ETFs”) and other similar instruments.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy.  In selecting investments for the Fund, Apex uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection.  The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment, and global investment opportunities.  Through this “top-down” view, Apex seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

Apex applies fundamental “bottom-up” research to identify individual companies which exhibit earnings growth potential and may benefit from the observed secular/macro trends.  The core investments of the Fund typically include more established companies that Apex recognizes as “stable growth” companies.  Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet or the ability to generate free cash flow), franchise durability, and reasonable valuations in the context of projected growth rates.  The Fund may also invest in companies that are in the earlier stages of their growth cycle that Apex recognizes as “emerging growth” companies.  Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential.  Characteristics Apex considers in identifying emerging growth companies for the Fund include accelerating revenue growth, relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

Apex may sell a security when it achieves full valuation; Apex identifies a more attractive investment; the Fund needs to maintain portfolio diversification; or an individual security experiences declining fundamentals, negative earnings surprise, or similar adverse events.  In general, once a security reaches $5 billion in market capitalization Apex gradually liquidates the position.

The Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The Fund is subject to the principal risks listed below.

Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  ADRs may be available through “sponsored” or “unsponsored” facilities.  The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund’s shares.

·                  Mid-Cap Risk:  The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

·                  Small-Cap Risk:  The Fund at times may be primarily invested in small-capitalization companies.  The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Exchange-Traded Funds:  When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses.  Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Emerging growth companies typically have less ability to withstand any changes to their business prospects, may involve greater risk than is customarily associated with established companies, and may have heightened liquidity risk and exposure to price movement.

Management Risk: The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the Sub-Advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s Prospectus.

The Fund’s Performance	[1],[2]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Cap Growth Fund — Class A shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 +32.54% Worst Quarter: 4th Quarter 2008 -27.89% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 14.24%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A and Class C shares began operations on August 13, 2001, and Class Y shares began operations on February 1, 1998. The Institutional Class shares began operations on September 10, 2012.  The Institutional Class shares performance information is calculated using the historical performance of Class Y shares for periods prior to September 10, 2012.

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns Touchstone Small Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Shares Return Before Taxes	8.17%	4.38%	10.02%
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	7.22%	4.15%	7.96%
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.51%	3.72%	8.39%
Class C	Class C Shares Return Before Taxes	13.24%	4.88%	9.95%
Class Y	Class Y Shares Return Before Taxes	15.21%	5.90%	10.94%
Institutional Class	Institutional Class Shares Return Before Taxes	15.24%	5.91%	10.94%
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%

[1]	Before the Small Cap Growth Fund changed its name, principal investment strategy, and sub-advisor, the Fund was managed as the Touchstone Micro Cap Value Fund. The change from the Micro Cap Value Fund to Small Cap Growth Fund occurred on April 26, 2013. Before the Micro Cap Value Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information prior to April 26, 2013 included in the Fund's prospectus is that of the Micro Cap Value Fund and its Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[2]	Institutional shares commenced operations on September 10, 2012. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 26, 2013
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Small Cap Growth Fund (the “Fund”) (formerly the Touchstone Micro Cap Value Fund) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 13 and in the section entitled “Choosing a Share Class” in the Fund’s Statement of Additional Information on page 62.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate of the Fund was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stock of small-cap companies. Apex Capital Management, Inc., sub-adviser to the Fund (“Apex” or the “Sub-Advisor”) defines small-cap companies as companies with market capitalizations between $150 million and $3.5 billion at the time of purchase.  The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depositary Receipts (“ADR”s) or foreign domiciled companies listed on U.S. stock exchanges.  The Fund may also invest in shares of exchange traded funds (“ETFs”) and other similar instruments.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy.  In selecting investments for the Fund, Apex uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection.  The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment, and global investment opportunities.  Through this “top-down” view, Apex seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

Apex applies fundamental “bottom-up” research to identify individual companies which exhibit earnings growth potential and may benefit from the observed secular/macro trends.  The core investments of the Fund typically include more established companies that Apex recognizes as “stable growth” companies.  Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet or the ability to generate free cash flow), franchise durability, and reasonable valuations in the context of projected growth rates.  The Fund may also invest in companies that are in the earlier stages of their growth cycle that Apex recognizes as “emerging growth” companies.  Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential.  Characteristics Apex considers in identifying emerging growth companies for the Fund include accelerating revenue growth, relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

Apex may sell a security when it achieves full valuation; Apex identifies a more attractive investment; the Fund needs to maintain portfolio diversification; or an individual security experiences declining fundamentals, negative earnings surprise, or similar adverse events.  In general, once a security reaches $5 billion in market capitalization Apex gradually liquidates the position.

Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The Fund is subject to the principal risks listed below.

Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  ADRs may be available through “sponsored” or “unsponsored” facilities.  The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund’s shares.

·                  Mid-Cap Risk:  The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

·                  Small-Cap Risk:  The Fund at times may be primarily invested in small-capitalization companies.  The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Exchange-Traded Funds:  When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses.  Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Emerging growth companies typically have less ability to withstand any changes to their business prospects, may involve greater risk than is customarily associated with established companies, and may have heightened liquidity risk and exposure to price movement.

Management Risk: The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the Sub-Advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance	[1],[2]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Growth Index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Small Cap Growth Fund — Class A shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +32.54% Worst Quarter: 4th Quarter 2008 -27.89% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 14.24%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A and Class C shares began operations on August 13, 2001, and Class Y shares began operations on February 1, 1998. The Institutional Class shares began operations on September 10, 2012.  The Institutional Class shares performance information is calculated using the historical performance of Class Y shares for periods prior to September 10, 2012.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses(2)	rr_ExpensesOverAssets	2.03%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,755
Annual Return 2003	rr_AnnualReturn2003	69.16%
Annual Return 2004	rr_AnnualReturn2004	22.97%
Annual Return 2005	rr_AnnualReturn2005	(0.60%)
Annual Return 2006	rr_AnnualReturn2006	12.43%
Annual Return 2007	rr_AnnualReturn2007	(9.90%)
Annual Return 2008	rr_AnnualReturn2008	(30.69%)
Annual Return 2009	rr_AnnualReturn2009	33.88%
Annual Return 2010	rr_AnnualReturn2010	30.18%
Annual Return 2011	rr_AnnualReturn2011	(5.15%)
Annual Return 2012	rr_AnnualReturn2012	14.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.22%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses(2)	rr_ExpensesOverAssets	2.78%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	224
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,067
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	324
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,419
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,067
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	9.95%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses(2)	rr_ExpensesOverAssets	1.78%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,047
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	10.94%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses(2)	rr_ExpensesOverAssets	1.40%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,651
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	10.94%

[1]	Before the Small Cap Growth Fund changed its name, principal investment strategy, and sub-advisor, the Fund was managed as the Touchstone Micro Cap Value Fund. The change from the Micro Cap Value Fund to Small Cap Growth Fund occurred on April 26, 2013. Before the Micro Cap Value Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information prior to April 26, 2013 included in the Fund's prospectus is that of the Micro Cap Value Fund and its Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[2]	Institutional shares commenced operations on September 10, 2012. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[3]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[4]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.44%, 2.19%, 1.19%, and 1.04% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 27, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.